Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	YCG Funds
Entity Central Index Key	0001558372
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class R Shares
Shareholder Report [Line Items]
Fund Name	YCG Enhanced Fund
Class Name	YCG Enhanced Fund
Trading Symbol	YCGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YCG Enhanced Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ycgfunds.com/how-to-invest/. You can also request this information by contacting us at 1-855-444-9243.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-444-9243
Additional Information Website	https://ycgfunds.com/how-to-invest/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YCG Enhanced Fund	$62	1.19%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE LAST SIX-MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ending May 31, 2024, the YCG Enhanced Fund (the “Fund”) had a total net return of 6.89%. During the same time period, the S&P 500 Index had a total return of 16.35%, and the S&P Global Broad Market Index had a total return of 14.18%.
WHAT FACTORS INFLUENCED PERFORMANCE
The portfolio’s holdings in the Communication Services Sector had a positive contribution to performance relative to the S&P 500 index.
In aggregate the portfolio’s holdings in the Financials, Industrials, Information Technology and Consumer Discretionary each had a negative contribution to performance relative to the S&P 500 Index.

Top Contributors
↑	Amazon.com Inc
↑	Alphabet Inc
↑	Waste Management Inc
↑	Microsoft Corp
↑	Progressive Corp/The

Top Detractors
↓	Aon PLC
↓	Adobe Inc
↓	Nike Inc
↓	CoStar Group Inc
↓	MSCI Inc
PERFORMANCE
In our Annual and Semi-Annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports and fund holdings. We also produce a Manager Commentary which is a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at  https://ycgfunds.com/how-to-invest/ or by calling 1-855-444-9243.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
YCG Enhanced Fund	18.29	13.14	11.80
S&P 500 TR	28.19	15.80	12.69
S&P Global BMI TR	23.45	11.59	8.60

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ycgfunds.com/how-to-invest/ for more recent performance information. Visit https://ycgfunds.com/how-to-invest/ for more recent performance information.
Net Assets	$ 540,715,028
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$540,715,028
Number of Holdings	48
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(%)
Financials	28.8%
Industrials	21.4%
Information Technology	15.5%
Consumer Discretionary	11.9%
Consumer Staples	9.7%
Real Estate	5.6%
Communication Services	4.4%
Cash & Other	2.7%

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
MasterCard, Inc.	5.7%
Moody’s Corp.	5.5%
Copart, Inc.	4.7%
Amazon.com, Inc.	4.6%
Alphabet, Inc.	4.4%
Waste Management, Inc.	4.1%
Verisk Analytics, Inc.	4.0%
MSCI, Inc.	3.8%
Marsh & McLennan Cos, Inc.	3.7%

Updated Prospectus Web Address	https://ycgfunds.com/how-to-invest/